UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

       	ProShares Trust
	7501 Wisconsin Avenue
	Suite 1000
	Bethesda, MD 20814


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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	Ultra S&P500
	Ultra QQQ
	Ultra Dow30
	Ultra MidCap400
	Short S&P500
	Short QQQ
	Short Dow30
	Short MidCap400
	UltraShort S&P500
	UltraShort QQQ
	UltraShort Dow30
	UltraShort MidCap400
	Ultra Russell2000
	UltraShort Russell2000
	Short Russell2000
	Ultra SmallCap600
	UltraShort SmallCap600
	Short SmallCap600
	Ultra Basic Materials
	Ultra Consumer Goods
	Ultra Consumer Services
	Ultra Financials
	Ultra Health Care
	Ultra Industrials
	Ultra Oil & Gas
	Ultra Technology
	Ultra Utilities
	Ultra Real Estate
	Ultra Semiconductors
	UltraShort Basic Materials
	UltraShort Consumer Goods
	UltraShort Consumer Services
	UltraShort Financials
	UltraShort Health Care
	UltraShort Industrials
	UltraShort Oil & Gas
	UltraShort Technology
	UltraShort Utilities
	UltraShort Real Estate
	UltraShort Semiconductors
	Ultra Russell1000 Growth
	Ultra Russell1000 Value
	Ultra Russell MidCap Growth
	Ultra Russell MidCap Value
	Ultra Russell2000 Growth
	Ultra Russell2000 Value
	UltraShort Russell1000 Growth
	UltraShort Russell1000 Value
	UltraShort Russell MidCap Growth
	UltraShort Russell MidCap Value
	UltraShort Russell2000 Growth
	UltraShort Russell2000 Value
	Short MSCI EAFE
	UltraShort MSCI EAFE
	Short MSCI Emerging Markets
	UltraShort MSCI Emerging Markets
	UltraShort MSCI Japan
	UltraShort FTSE China 50
	Ultra Telecommunications
	UltraShort Telecommunications
	UltraShort 7-10 Year Treasury
	UltraShort 20+ Year Treasury
	Short Financials
	Short Oil & Gas
	Ultra MSCI EAFE
	Ultra MSCI Emerging Markets
	Ultra FTSE China 50
	Ultra MSCI Japan
	UltraShort FTSE Europe
	UltraShort MSCI Pacific ex-Japan
	UltraShort MSCI Brazil Capped
	UltraShort MSCI Mexico Capped IMI
	UltraPro S&P500
	UltraPro Short S&P500
	Ultra Russell3000
	UltraShort Russell3000
	Large Cap Core Plus
	Short 20+ Year Treasury
	Ultra 7-10 Year Treasury
	Ultra 20+ Year Treasury
	UltraPro MidCap400
	UltraPro Short MidCap400
	UltraPro QQQ
	UltraPro Short QQQ
	UltraPro Dow30
	UltraPro Short Dow30
	UltraPro Russell2000
	UltraPro Short Russell2000
	Short Basic Materials
	Short Real Estate
	Short FTSE China 50
	Ultra Nasdaq Biotechnology
	UltraShort Nasdaq Biotechnology
	Ultra S&P Regional Banking
	Short S&P Regional Banking
	Ultra FTSE Europe
	Ultra MSCI Pacific Ex Japan
	Ultra MSCI Brazil Capped
	Ultra MSCI Mexico Capped IMI
	RAFI Long/Short
	UltraShort TIPS
	Short High Yield
	Short Investment Grade Corporate
	UltraShort 3-7 Year Treasury
	Short 7-10 Year Treasury
	Ultra High Yield
	Ultra Investment Grade Corporate
	Hedge Replication ETF
	30 Year TIPS/TSY Spread
	Short 30 Year TIPS/TSY Spread
	German Sovereign / Sub-Sovereign ETF
	UltraPro 10 Year TIPS/TSY Spread
	UltraPro Short 10 Year TIPS/TSY Spread
	UltraPro Short 20+ Year Treasury
	USD Covered Bond
	UltraPro Financials
	UltraPro Short Financials
	Merger ETF
	Global Listed Private Equity ETF
	High Yield-Interest Rate Hedged
	S&P 500 Dividend Aristocrats ETF
	Investment Grade-Interest Rate Hedged
	Short Term USD Emerging Markets Bond ETF
	DJ Brookfield Global Infrastructure ETF
	CDS North American HY Credit ETF
	CDS Short North American HY Credit ETF
	MSCI EAFE Dividend Growers ETF
	Morningstar Alternatives Solution ETF
	Russell 2000 Dividend Growers ETF
	S&P Midcap 400 Dividend Aristocrats ETF
	Ultra Gold Miners
	UltraShort Gold Miners
	Ultra Junior Miners
	UltraShort Junior Miners

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

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3.	Investment Company Act File Number:  811-21114

	Securities Act File Number:  333-89822

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4(a). 	Last day of fiscal year for which this form is filed:

 	May 31, 2015

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4(b). 	[ ]  Check box if this Form is being filed late (i.e.,
	more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24(f):

						   $27,098,581,873
						------------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						   $29,181,026,933
						------------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:
						$       0
						------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

					         -$29,181,026,933
                                        	------------------

	(v)	Net sales - if Item 5(i) is greater than Item
		5(iv) [subtract Item 5(iv) from Item 5(i)]:

						$  	0
						------------------

	(vi)	Redemption credits available for use in future
		years -if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						  ($2,082,445,060)
						------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x        0.0001162
						------------------
	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$      0.00
						------------------



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

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

						+$      0.00
						------------------

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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$      0.00
						------------------

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9.	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository: Not Applicable


	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means



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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles S. Todd
			  -------------------------------------------
		 	  Charles S. Todd, Principal Financial Officer

Date: 	  8-25-2015
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*Please print the name and title of the signing officer below the signature.